Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 55.2% of Net Assets
	Aerospace & Defense — 1.3%
273	AAR Corp.(a)	$18,875
876	Boeing Co.(a)	147,028
253	General Electric Co.	40,940
52	L3Harris Technologies, Inc.	11,131
46	Lockheed Martin Corp.	21,387
112	Moog, Inc., Class A	17,816
17	Northrop Grumman Corp.	8,246
170	RTX Corp.	17,258
		282,681
	Air Freight & Logistics — 0.4%
372	Expeditors International of Washington, Inc.	41,407
39	FedEx Corp.	10,210
213	GXO Logistics, Inc.(a)	10,578
107	United Parcel Service, Inc., Class B	15,780
		77,975
	Automobile Components — 0.6%
53	Aptiv PLC(a)	3,763
1,110	BorgWarner, Inc.	36,375
756	Dana, Inc.	9,397
712	Magna International, Inc.	34,034
882	Mobileye Global, Inc., Class A(a)	24,299
216	Visteon Corp.(a)	23,896
		131,764
	Automobiles — 1.4%
2,415	General Motors Co.	107,540
987	Tesla, Inc.(a)	180,897
105	Thor Industries, Inc.	10,439
		298,876
	Banks — 3.1%
458	Ameris Bancorp	21,746
1,198	Banc of California, Inc.	16,401
2,745	Bank of America Corp.	101,593
1,664	Citigroup, Inc.	102,053
176	Citizens Financial Group, Inc.	6,003
260	East West Bancorp, Inc.	19,367
30	First Citizens BancShares, Inc., Class A	50,603
829	First Financial Bancorp	18,329
2,171	FNB Corp.	28,961
1,374	Fulton Financial Corp.	22,740
465	International Bancshares Corp.	25,877
415	JPMorgan Chase & Co.	79,572
120	PNC Financial Services Group, Inc.	18,391
229	Regions Financial Corp.	4,413
1,305	Truist Financial Corp.	49,003
264	U.S. Bancorp	10,726
437	Webster Financial Corp.	19,154
1,462	Wells Fargo & Co.	86,726
		681,658
	Beverages — 0.9%
84	Boston Beer Co., Inc., Class A(a)	23,386
528	Coca-Cola Co.	32,615
246	Keurig Dr Pepper, Inc.	8,290
1,932	Monster Beverage Corp.(a)	103,265
181	PepsiCo, Inc.	31,840
		199,396
	Biotechnology — 1.2%
184	AbbVie, Inc.	29,926
343	Alnylam Pharmaceuticals, Inc.(a)	49,375
49	Amgen, Inc.	13,423
Shares	Description	Value (†)
	Biotechnology — continued
394	CRISPR Therapeutics AG(a)	$20,878
264	Gilead Sciences, Inc.	17,213
230	Halozyme Therapeutics, Inc.(a)	8,763
93	Incyte Corp.(a)	4,841
130	Neurocrine Biosciences, Inc.(a)	17,880
84	Regeneron Pharmaceuticals, Inc.(a)	74,815
40	United Therapeutics Corp.(a)	9,373
15	Vertex Pharmaceuticals, Inc.(a)	5,892
		252,379
	Broadline Retail — 1.4%
317	Alibaba Group Holding Ltd., ADR	23,727
1,437	Amazon.com, Inc.(a)	251,475
612	eBay, Inc.	31,543
		306,745
	Building Products — 0.7%
58	Carlisle Cos., Inc.	22,518
128	Carrier Global Corp.	7,871
451	Fortune Brands Innovations, Inc.	32,968
47	Lennox International, Inc.	21,781
557	Masco Corp.	38,127
143	Owens Corning	24,054
149	Trex Co., Inc.(a)	13,194
		160,513
	Capital Markets — 3.3%
1,223	Bank of New York Mellon Corp.	69,087
55	BlackRock, Inc.	41,505
87	Cboe Global Markets, Inc.	15,760
1,329	Charles Schwab Corp.	98,279
115	CME Group, Inc.	24,109
97	FactSet Research Systems, Inc.	40,438
139	Goldman Sachs Group, Inc.	59,313
689	Intercontinental Exchange, Inc.	88,716
364	Janus Henderson Group PLC	11,364
462	KKR & Co., Inc.	42,998
63	Moody's Corp.	23,331
123	Morgan Stanley	11,173
77	MSCI, Inc.	35,866
200	Nasdaq, Inc.	11,970
45	Northern Trust Corp.	3,708
60	S&P Global, Inc.	24,950
589	SEI Investments Co.	38,845
764	State Street Corp.	55,382
41	T. Rowe Price Group, Inc.	4,492
74	Virtus Investment Partners, Inc.	16,230
		717,516
	Chemicals — 1.0%
17	Air Products & Chemicals, Inc.	4,018
206	Celanese Corp.	31,643
1,183	Corteva, Inc.	64,036
62	DuPont de Nemours, Inc.	4,495
81	Ecolab, Inc.	18,318
203	HB Fuller Co.	15,166
147	Innospec, Inc.	17,640
71	Linde PLC	31,308
175	Minerals Technologies, Inc.	12,756
26	Sherwin-Williams Co.	7,790
99	Stepan Co.	8,216
		215,386

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
103	MSA Safety, Inc.	$18,581
34	Waste Management, Inc.	7,073
		25,654
	Communications Equipment — 0.3%
241	Ciena Corp.(a)	11,141
510	Cisco Systems, Inc.	23,960
72	F5, Inc.(a)	11,902
26	Motorola Solutions, Inc.	8,818
		55,821
	Construction & Engineering — 0.2%
307	AECOM	28,354
75	Comfort Systems USA, Inc.	23,206
		51,560
	Construction Materials — 0.2%
28	Martin Marietta Materials, Inc.	16,438
68	Vulcan Materials Co.	17,519
		33,957
	Consumer Finance — 1.1%
2,246	Ally Financial, Inc.	86,134
313	American Express Co.	73,251
583	Capital One Financial Corp.	83,620
138	Synchrony Financial	6,069
		249,074
	Consumer Staples Distribution & Retail — 1.1%
204	BJ's Wholesale Club Holdings, Inc.(a)	15,235
48	Casey's General Stores, Inc.	15,340
48	Costco Wholesale Corp.	34,699
2,132	Kroger Co.	118,070
264	Sprouts Farmers Market, Inc.(a)	17,432
44	Target Corp.	7,083
667	Walmart, Inc.	39,586
		247,445
	Containers & Packaging — 0.2%
49	Ball Corp.	3,409
208	Crown Holdings, Inc.	17,070
335	Sonoco Products Co.	18,777
		39,256
	Distributors — 0.0%
47	Genuine Parts Co.	7,389
	Diversified Consumer Services — 0.2%
122	Grand Canyon Education, Inc.(a)	15,862
252	Service Corp. International	18,071
		33,933
	Diversified REITs — 0.1%
613	American Assets Trust, Inc.	13,088
	Diversified Telecommunication Services — 0.3%
1,581	AT&T, Inc.	26,703
534	Iridium Communications, Inc.	16,442
829	Verizon Communications, Inc.	32,737
		75,882
	Electric Utilities — 0.4%
367	Alliant Energy Corp.	18,277
301	Evergy, Inc.	15,787
213	Eversource Energy	12,912
162	Exelon Corp.	6,088
185	FirstEnergy Corp.	7,093
140	IDACORP, Inc.	13,269
389	PPL Corp.	10,682
197	Xcel Energy, Inc.	10,585
		94,693
Shares	Description	Value (†)
	Electrical Equipment — 0.4%
88	Eaton Corp. PLC	$28,007
171	Emerson Electric Co.	18,430
62	GE Vernova, Inc.(a)	9,530
310	nVent Electric PLC	22,342
113	Regal Rexnord Corp.	18,235
		96,544
	Electronic Equipment, Instruments & Components — 0.6%
158	Advanced Energy Industries, Inc.	15,143
145	Amphenol Corp., Class A	17,512
330	Avnet, Inc.	16,127
266	Cognex Corp.	11,050
83	Corning, Inc.	2,770
839	Knowles Corp.(a)	13,281
53	Littelfuse, Inc.	12,224
257	TE Connectivity Ltd.	36,360
19	Teledyne Technologies, Inc.(a)	7,248
19	Zebra Technologies Corp., Class A(a)	5,977
		137,692
	Energy Equipment & Services — 0.2%
444	ChampionX Corp.	14,905
952	NOV, Inc.	17,602
222	Schlumberger NV	10,541
		43,048
	Entertainment — 1.5%
79	Electronic Arts, Inc.	10,019
263	Netflix, Inc.(a)	144,818
40	Take-Two Interactive Software, Inc.(a)	5,712
1,268	Walt Disney Co.	140,875
4,845	Warner Bros Discovery, Inc.(a)	35,659
		337,083
	Financial Services — 2.1%
455	Block, Inc.(a)	33,215
525	Fiserv, Inc.(a)	80,152
252	Global Payments, Inc.	30,938
31	Jack Henry & Associates, Inc.	5,043
65	Mastercard, Inc., Class A	29,328
1,134	MGIC Investment Corp.	22,997
566	PayPal Holdings, Inc.(a)	38,443
636	Visa, Inc., Class A	170,836
318	Voya Financial, Inc.	21,675
73	WEX, Inc.(a)	15,422
		448,049
	Food Products — 0.6%
162	Campbell Soup Co.	7,405
188	Darling Ingredients, Inc.(a)	7,965
306	General Mills, Inc.	21,561
47	Hershey Co.	9,114
137	Ingredion, Inc.	15,699
188	Kellanova	10,878
618	Kraft Heinz Co.	23,861
127	McCormick & Co., Inc.	9,660
334	Mondelez International, Inc., Class A	24,028
		130,171
	Gas Utilities — 0.2%
105	Atmos Energy Corp.	12,379
379	New Jersey Resources Corp.	16,559
322	ONE Gas, Inc.	20,775
		49,713
	Ground Transportation — 0.4%
452	CSX Corp.	15,015

Shares	Description	Value (†)
	Ground Transportation — continued
67	Norfolk Southern Corp.	$15,431
97	Ryder System, Inc.	11,820
31	Saia, Inc.(a)	12,302
94	Uber Technologies, Inc.(a)	6,229
43	Union Pacific Corp.	10,198
122	XPO, Inc.(a)	13,110
		84,105
	Health Care Equipment & Supplies — 1.0%
249	Abbott Laboratories	26,387
17	Align Technology, Inc.(a)	4,801
880	Baxter International, Inc.	35,526
62	Becton Dickinson & Co.	14,545
81	Edwards Lifesciences Corp.(a)	6,858
35	GE HealthCare Technologies, Inc.	2,668
131	Intuitive Surgical, Inc.(a)	48,551
174	LeMaitre Vascular, Inc.	11,275
230	Medtronic PLC	18,455
217	Merit Medical Systems, Inc.(a)	16,080
55	Penumbra, Inc.(a)	10,806
44	Shockwave Medical, Inc.(a)	14,528
12	Solventum Corp.(a)	780
31	Stryker Corp.	10,432
		221,692
	Health Care Providers & Services — 1.5%
211	Acadia Healthcare Co., Inc.(a)	15,601
103	Cardinal Health, Inc.	10,613
1,011	Centene Corp.(a)	73,864
35	Chemed Corp.	19,880
64	Cigna Group	22,851
699	CVS Health Corp.	47,329
46	Elevance Health, Inc.	24,315
20	HCA Healthcare, Inc.	6,196
185	HealthEquity, Inc.(a)	14,598
99	Henry Schein, Inc.(a)	6,859
11	Humana, Inc.	3,323
28	Laboratory Corp. of America Holdings	5,638
16	McKesson Corp.	8,595
369	Select Medical Holdings Corp.	10,469
98	UnitedHealth Group, Inc.	47,403
		317,534
	Health Care Technology — 0.4%
1,441	Doximity, Inc., Class A(a)	35,002
258	Veeva Systems, Inc., Class A(a)	51,228
		86,230
	Hotel & Resort REITs — 0.0%
217	Host Hotels & Resorts, Inc.	4,095
	Hotels, Restaurants & Leisure — 1.1%
418	Aramark	13,171
4	Booking Holdings, Inc.	13,808
5	Chipotle Mexican Grill, Inc.(a)	15,798
154	Marriott Vacations Worldwide Corp.	14,801
97	McDonald's Corp.	26,485
669	Starbucks Corp.	59,200
342	Travel & Leisure Co.	14,891
56	Wingstop, Inc.	21,548
636	Yum China Holdings, Inc.	23,220
268	Yum! Brands, Inc.	37,855
		240,777
	Household Durables — 0.3%
335	KB Home	21,695
Shares	Description	Value (†)
	Household Durables — continued
132	Meritage Homes Corp.	$21,878
116	PulteGroup, Inc.	12,925
350	Taylor Morrison Home Corp.(a)	19,603
		76,101
	Household Products — 0.5%
199	Church & Dwight Co., Inc.	21,470
80	Colgate-Palmolive Co.	7,354
504	Energizer Holdings, Inc.	14,475
375	Procter & Gamble Co.	61,200
		104,499
	Independent Power & Renewable Electricity Producers — 0.2%
502	AES Corp.	8,986
1,153	Clearway Energy, Inc., Class A	25,031
		34,017
	Industrial Conglomerates — 0.2%
56	3M Co.	5,405
150	Honeywell International, Inc.	28,909
		34,314
	Industrial REITs — 0.1%
98	Prologis, Inc.	10,001
472	Rexford Industrial Realty, Inc.	20,206
		30,207
	Insurance — 1.9%
44	Allstate Corp.	7,483
999	American International Group, Inc.	75,235
143	Arch Capital Group Ltd.(a)	13,376
85	Arthur J Gallagher & Co.	19,949
46	Assurant, Inc.	8,022
314	Assured Guaranty Ltd.	24,084
67	Chubb Ltd.	16,659
241	First American Financial Corp.	12,910
148	Hanover Insurance Group, Inc.	19,213
151	Hartford Financial Services Group, Inc.	14,630
63	Marsh & McLennan Cos., Inc.	12,564
114	Prudential Financial, Inc.	12,595
318	Reinsurance Group of America, Inc.	59,463
208	Selective Insurance Group, Inc.	21,143
112	Travelers Cos., Inc.	23,762
266	Willis Towers Watson PLC	66,803
		407,891
	Interactive Media & Services — 2.7%
856	Alphabet, Inc., Class A(a)	139,340
1,447	Alphabet, Inc., Class C(a)	238,234
453	Meta Platforms, Inc., Class A	194,867
392	Yelp, Inc.(a)	15,774
398	ZoomInfo Technologies, Inc.(a)	6,312
		594,527
	IT Services — 0.6%
78	Accenture PLC, Class A	23,471
213	Cognizant Technology Solutions Corp., Class A	13,990
182	GoDaddy, Inc., Class A(a)	22,273
165	International Business Machines Corp.	27,423
620	Shopify, Inc., Class A(a)	43,524
		130,681
	Leisure Products — 0.1%
730	Mattel, Inc.(a)	13,374
164	YETI Holdings, Inc.(a)	5,858
		19,232

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.9%
45	Agilent Technologies, Inc.	$6,167
164	Danaher Corp.	40,446
280	Illumina, Inc.(a)	34,454
347	IQVIA Holdings, Inc.(a)	80,424
77	Repligen Corp.(a)	12,643
50	Thermo Fisher Scientific, Inc.	28,436
		202,570
	Machinery — 1.4%
103	AGCO Corp.	11,761
35	Caterpillar, Inc.	11,710
63	Chart Industries, Inc.(a)	9,076
14	Cummins, Inc.	3,955
262	Deere & Co.	102,549
88	Dover Corp.	15,778
130	Fortive Corp.	9,785
338	Graco, Inc.	27,108
29	Illinois Tool Works, Inc.	7,079
237	ITT, Inc.	30,654
140	Oshkosh Corp.	15,718
25	Parker-Hannifin Corp.	13,623
165	SPX Technologies, Inc.(a)	20,099
232	Terex Corp.	13,004
204	Toro Co.	17,868
		309,767
	Media — 0.8%
226	Charter Communications, Inc., Class A(a)	57,842
1,704	Comcast Corp., Class A	64,940
465	Interpublic Group of Cos., Inc.	14,155
296	Liberty Broadband Corp., Class C(a)	14,720
194	Omnicom Group, Inc.	18,011
		169,668
	Metals & Mining — 0.4%
306	Alcoa Corp.	10,753
790	Cleveland-Cliffs, Inc.(a)	13,351
235	Commercial Metals Co.	12,629
200	Newmont Corp.	8,128
72	Reliance, Inc.	20,500
300	U.S. Steel Corp.	10,950
		76,311
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,402	Annaly Capital Management, Inc.	26,274
640	KKR Real Estate Finance Trust, Inc.	6,022
		32,296
	Multi-Utilities — 0.1%
163	Consolidated Edison, Inc.	15,387
66	DTE Energy Co.	7,281
43	WEC Energy Group, Inc.	3,554
		26,222
	Office REITs — 0.4%
834	COPT Defense Properties	19,991
579	Douglas Emmett, Inc.	7,938
2,455	Easterly Government Properties, Inc.	28,699
709	Highwoods Properties, Inc.	18,576
510	Kilroy Realty Corp.	17,238
		92,442
	Oil, Gas & Consumable Fuels — 2.7%
1,158	Antero Midstream Corp.	16,027
310	Antero Resources Corp.(a)	10,543
1,838	APA Corp.	57,787
263	Chevron Corp.	42,414
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
542	CNX Resources Corp.(a)	$12,748
769	ConocoPhillips	96,602
214	Devon Energy Corp.	10,952
35	Diamondback Energy, Inc.	7,040
639	EOG Resources, Inc.	84,431
573	Exxon Mobil Corp.	67,769
54	Hess Corp.	8,504
237	HF Sinclair Corp.	12,857
772	Kinder Morgan, Inc.	14,112
139	ONEOK, Inc.	10,998
361	Ovintiv, Inc.	18,526
507	Phillips 66	72,607
405	Range Resources Corp.	14,544
1,533	Southwestern Energy Co.(a)	11,482
56	Valero Energy Corp.	8,953
269	Williams Cos., Inc.	10,319
		589,215
	Passenger Airlines — 0.3%
1,479	Delta Air Lines, Inc.	74,054
	Personal Care Products — 0.3%
89	elf Beauty, Inc.(a)	14,465
26	Estee Lauder Cos., Inc., Class A	3,814
2,014	Kenvue, Inc.	37,904
		56,183
	Pharmaceuticals — 1.4%
418	Bristol-Myers Squibb Co.	18,367
40	Eli Lilly & Co.	31,244
98	Jazz Pharmaceuticals PLC(a)	10,853
389	Johnson & Johnson	56,246
340	Merck & Co., Inc.	43,935
239	Novartis AG, ADR	23,214
486	Novo Nordisk AS, ADR	62,359
229	Perrigo Co. PLC	7,479
868	Pfizer, Inc.	22,238
737	Roche Holding AG, ADR	21,977
104	Zoetis, Inc.	16,561
		314,473
	Professional Services — 0.4%
31	Automatic Data Processing, Inc.	7,499
43	Equifax, Inc.	9,468
334	Exponent, Inc.	30,698
194	Korn Ferry	11,780
72	Leidos Holdings, Inc.	10,096
37	Paychex, Inc.	4,396
78	Paylocity Holding Corp.(a)	12,102
		86,039
	Real Estate Management & Development — 0.4%
819	CBRE Group, Inc., Class A(a)	71,163
95	Jones Lang LaSalle, Inc.(a)	17,166
		88,329
	Residential REITs — 0.1%
51	AvalonBay Communities, Inc.	9,668
74	Camden Property Trust	7,376
		17,044
	Retail REITs — 0.3%
1,401	Brixmor Property Group, Inc.	30,962
468	NNN REIT, Inc.	18,968
45	Simon Property Group, Inc.	6,324
		56,254

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.1%
99	Advanced Micro Devices, Inc.(a)	$15,680
113	Analog Devices, Inc.	22,669
57	Applied Materials, Inc.	11,323
613	ARM Holdings PLC, ADR(a)	62,042
23	Broadcom, Inc.	29,906
658	Intel Corp.	20,049
204	Lattice Semiconductor Corp.(a)	13,994
107	Micron Technology, Inc.	12,087
246	MKS Instruments, Inc.	29,269
376	NVIDIA Corp.	324,872
80	Onto Innovation, Inc.(a)	14,839
66	Qorvo, Inc.(a)	7,711
411	QUALCOMM, Inc.	68,164
76	Silicon Laboratories, Inc.(a)	9,233
134	Synaptics, Inc.(a)	12,055
126	Texas Instruments, Inc.	22,229
		676,122
	Software — 3.8%
27	Adobe, Inc.(a)	12,497
20	ANSYS, Inc.(a)	6,498
395	Autodesk, Inc.(a)	84,076
35	Cadence Design Systems, Inc.(a)	9,647
290	Dynatrace, Inc.(a)	13,140
19	Intuit, Inc.	11,887
90	Manhattan Associates, Inc.(a)	18,545
619	Microsoft Corp.	240,995
1,323	Oracle Corp.	150,491
24	Palo Alto Networks, Inc.(a)	6,981
51	PTC, Inc.(a)	9,050
76	Qualys, Inc.(a)	12,457
50	Roper Technologies, Inc.	25,573
461	Salesforce, Inc.	123,981
22	ServiceNow, Inc.(a)	15,253
68	SPS Commerce, Inc.(a)	11,823
23	Synopsys, Inc.(a)	12,204
23	Tyler Technologies, Inc.(a)	10,616
236	Workday, Inc., Class A(a)	57,756
		833,470
	Specialized REITs — 0.1%
26	American Tower Corp.	4,460
47	Crown Castle, Inc.	4,408
29	Digital Realty Trust, Inc.	4,025
10	Equinix, Inc.	7,111
133	Weyerhaeuser Co.	4,013
		24,017
	Specialty Retail — 0.9%
109	Abercrombie & Fitch Co., Class A(a)	13,246
46	Asbury Automotive Group, Inc.(a)	9,671
81	Burlington Stores, Inc.(a)	14,575
72	Dick's Sporting Goods, Inc.	14,468
74	Five Below, Inc.(a)	10,829
148	Floor & Decor Holdings, Inc., Class A(a)	16,329
100	Home Depot, Inc.	33,422
45	Lithia Motors, Inc.	11,447
58	Lowe's Cos., Inc.	13,223
56	Ross Stores, Inc.	7,255
252	TJX Cos., Inc.	23,710
74	Williams-Sonoma, Inc.	21,222
		189,397
	Technology Hardware, Storage & Peripherals — 0.6%
711	Apple, Inc.	121,105
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
273	Hewlett Packard Enterprise Co.	$4,641
172	HP, Inc.	4,831
74	NetApp, Inc.	7,564
		138,141
	Textiles, Apparel & Luxury Goods — 0.3%
87	Crocs, Inc.(a)	10,820
10	Deckers Outdoor Corp.(a)	8,185
133	PVH Corp.	14,470
36	Ralph Lauren Corp.	5,891
2,413	Under Armour, Inc., Class A(a)	16,240
1,338	Under Armour, Inc., Class C(a)	8,724
		64,330
	Trading Companies & Distributors — 0.2%
98	GATX Corp.	11,991
60	Watsco, Inc.	26,863
		38,854
	Water Utilities — 0.1%
148	American States Water Co.	10,484
39	American Water Works Co., Inc.	4,771
321	Essential Utilities, Inc.	11,742
		26,997
	Total Common Stocks (Identified Cost $10,835,605)	12,063,038

Principal Amount
Bonds and Notes — 4.4%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,732
	Automotive — 0.2%
10,000	Cummins, Inc., 5.150%, 2/20/2034	9,817
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,478
5,000	Lear Corp., 4.250%, 5/15/2029	4,692
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,223
		34,210
	Banking — 0.5%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,497
11,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	10,295
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,158
8,000	Citigroup, Inc., 4.600%, 3/09/2026	7,832
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,846
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,298
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,731
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,566
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,756
11,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	10,343
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,882
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,968
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,999
6,000	State Street Corp., 2.400%, 1/24/2030	5,173
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,037
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,769
		107,150

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$10,000	BlackRock, Inc., 2.400%, 4/30/2030	$8,579
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,369
		14,948
	Building Materials — 0.1%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,334
9,000	Owens Corning, 3.950%, 8/15/2029	8,368
		13,702
	Chemicals — 0.0%
10,000	Ecolab, Inc., 2.125%, 2/01/2032	8,058
1,000	LYB International Finance BV, 5.250%, 7/15/2043	890
		8,948
	Consumer Products — 0.0%
9,000	Procter & Gamble Co., 3.000%, 3/25/2030	8,113
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,193
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,497
		12,690
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,412
10,000	Entergy Corp., 0.900%, 9/15/2025	9,376
11,000	Exelon Corp., 4.050%, 4/15/2030	10,152
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,471
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,856
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,285
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,691
		43,243
	Environmental — 0.0%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	3,892
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,697
		9,589
	Finance Companies — 0.1%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,750
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,283
		13,033
	Food & Beverage — 0.1%
10,000	Coca-Cola Co., 1.450%, 6/01/2027	9,001
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,797
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,599
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,912
		32,309
	Government Owned - No Guarantee — 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	3,987
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,494
		20,481
	Health Care REITs — 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,673
	Health Insurance — 0.1%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,618
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,201
		15,819
	Healthcare — 0.1%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,815
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,838
5,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	4,910
Principal Amount	Description	Value (†)
	Healthcare — continued
$3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$2,831
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,329
		19,723
	Integrated Energy — 0.1%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,712
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,565
		21,277
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,055
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,351
7,000	MetLife, Inc., 5.375%, 7/15/2033	6,948
		15,354
	Media Entertainment — 0.0%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,867
	Metals & Mining — 0.0%
7,000	Nucor Corp., 3.125%, 4/01/2032	5,973
	Mortgage Related — 1.2%
28,026	Federal Home Loan Mortgage Corp., 2.000%, with various maturities in 2052(c)	21,193
37,020	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	29,387
39,785	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	32,905
22,975	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	19,821
1,832	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	1,640
19,336	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	14,673
28,087	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	22,327
23,086	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	19,217
21,782	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	18,816
20,954	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	18,765
17,676	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	16,300
8,840	Government National Mortgage Association, 3.000%, 6/20/2052	7,523
4,874	Government National Mortgage Association, 4.000%, 8/20/2053	4,418
3,907	Government National Mortgage Association, 5.000%, 7/20/2053	3,741
22,414	Government National Mortgage Association, 5.500%, 4/20/2053	21,995
		252,721
	Office REITs — 0.0%
7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	6,755
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,628
		11,383
	Oil Field Services — 0.0%
4,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	3,733
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,837
		8,570
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,890

Principal Amount	Description	Value (†)
	Pharmaceuticals — 0.2%
$11,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	$9,086
6,000	Biogen, Inc., 2.250%, 5/01/2030	4,955
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,084
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,417
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,063
		33,605
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,600
4,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,324
		5,924
	Railroads — 0.1%
16,000	CSX Corp., 2.600%, 11/01/2026	15,012
	Restaurants — 0.0%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,598
	Retail REITs — 0.0%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,433
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,795
		5,228
	Retailers — 0.1%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,161
14,000	TJX Cos., Inc., 1.150%, 5/15/2028	11,979
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,739
		20,879
	Technology — 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,871
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,104
6,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	5,479
5,000	Intel Corp., 2.450%, 11/15/2029	4,319
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,169
9,000	NVIDIA Corp., 2.850%, 4/01/2030	7,982
8,000	Oracle Corp., 2.950%, 5/15/2025	7,780
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,883
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	3,913
		52,500
	Treasuries — 0.6%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,031
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,969
9,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,085
26,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,806
28,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	20,978
15,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	10,992
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	13,126
7,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	6,537
40,000	U.S. Treasury Notes, 0.375%, 11/30/2025	37,131
		128,655
	Utility Other — 0.1%
15,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,552
	Wireless — 0.0%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,167
	Wirelines — 0.0%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,132
	Total Bonds and Notes (Identified Cost $1,050,234)	975,650

Shares	Description	Value (†)
Exchange-Traded Funds — 7.9%
22,226	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,678,000)	$1,719,181

Mutual Funds — 12.9%
80,301	WCM Focused Emerging Markets Fund, Institutional Class	1,092,889
72,211	WCM Focused International Growth Fund, Institutional Class	1,728,740
	Total Mutual Funds (Identified Cost $2,995,386)	2,821,629

Affiliated Mutual Funds — 15.8%
59,684	Loomis Sayles Inflation Protected Securities Fund, Class N	562,825
35,789	Loomis Sayles Limited Term Government and Agency Fund, Class N	381,148
92,624	Mirova Global Green Bond Fund, Class N	776,191
143,251	Mirova International Sustainable Equity Fund, Class N	1,737,639
	Total Affiliated Mutual Funds (Identified Cost $3,699,244)	3,457,803

Principal Amount
Short-Term Investments — 4.0%
$853,114	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $853,197 on 5/01/2024 collateralized by $102,700 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $96,528; $775,600 U.S. Treasury Note, 4.875% due 04/30/2026 valued at $774,462 including accrued interest(d)	853,114
20,000	U.S. Treasury Bills, 5.283%, 5/21/2024(e)	19,941
	Total Short-Term Investments (Identified Cost $873,055)	873,055
	Total Investments — 100.2% (Identified Cost $21,131,524)	21,910,356
	Other assets less liabilities — (0.2)%	(52,415)
	Net Assets — 100.0%	$21,857,941

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $18,181 or
0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$487,199	$92,538	$4,099	$(93)	$(12,720)	$562,825	59,684	$1,514
Loomis Sayles Limited Term Government and Agency Fund, Class N	327,649	61,543	2,665	5	(5,384)	381,148	35,789	5,065

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$670,717	$120,742	$5,629	$245	$(9,884)	$776,191	92,624	$ —
Mirova International Sustainable Equity Fund, Class N	1,519,028	187,422	2,103	395	32,897	1,737,639	143,251	529
	$3,004,593	$462,245	$14,496	$552	$4,909	$3,457,803	331,348	$7,108

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,063,038	$ —	$ —	$12,063,038
Bonds and Notes(a)	—	975,650	—	975,650
Exchange-Traded Funds	1,719,181	—	—	1,719,181
Mutual Funds	2,821,629	—	—	2,821,629
Affiliated Mutual Funds	3,457,803	—	—	3,457,803
Short-Term Investments	—	873,055	—	873,055
Total Investments	$20,061,651	$1,848,705	$—	$21,910,356

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	83.9%
Fixed Income	12.3
Short-Term Investments	4.0
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%